Revenue and Expenses (Details) - Schedule of revenue and expenses - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Other revenue:
Consultancy income		$ 60,390	$ 17,302
Grant income			37,500
License revenue			500,000
Joint venture income		172,170	553,185
Other income		13,409	1,000
Total Other revenue		245,969	1,108,987
General administration
Amortisation & depreciation expense		363,695	349,387
Unrealised foreign exchange (gain) / loss		(137,374)	(147,105)
Consulting & advisory		553,087	299,330
Corporate expenses		745,452	455,673
Telecommunications & IT		202,560	167,201
General & administration expenses		431,927	327,720
Outsourced development costs		164,050
Subscription costs		266,844	21,738
Doubtful debts expense		235,357
Insurance expense		1,343,312
Other expenses		1,839,097	219,277
Total General administration		6,008,007	1,693,221
Provision for impairment expense
Provision for impairment expense		1,524,752	2,812,687
Employee expenses
Salaries and wages		3,429,019	2,830,510
Defined contribution superannuation		322,219	266,626
Share-based payments expense	[1]	7,452,583	6,230,997
Employment taxes and insurances		435,089	523,903
Other employment expenses		123,400	196,175
Government grants – JobKeeper			(162,000)
Total Employee expenses		11,762,310	9,886,211
Triage Technologies Inc [Member]
Provision for impairment expense
Provision for impairment expense	[2]	551,089	1,362,717
Jana Care Inc [Member]
Provision for impairment expense
Provision for impairment expense		62,129	690,153
Bearn Inc [Member]
Provision for impairment expense
Provision for impairment expense		803,072
Body Composition Technologies Pte Ltd [Member]
Provision for impairment expense
Provision for impairment expense		188,271	680,008
Physimax Technologies Limited [Member]
Provision for impairment expense
Provision for impairment expense		$ (79,809)	$ 79,809

[1]	The fair value of equity settled transactions with employees, directors and suppliers is apportioned over the period from grant date to vesting date. See Note 19 for details of transactions vesting within the financial year.
[2]	Following the Valuation referred to in note 26 (i), the provision for impairment expense was reduced by A$2,565,082.